Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated April 29, 2013 to

Summary Prospectuses and Prospectuses, each dated April 22, 2013

From April 30, 2013 through June 1, 2013, paragraphs three and four under the "Commodities" section on page 5 of each Prospectus and page 2 of each Summary Prospectus are hereby deleted and replaced with the following:

The Advisor has engaged Gresham Investment Management LLC to serve as sub-investment advisor (a "Subadvisor") to the Fund to oversee the portfolio management of the commodities asset class.

In the event Gresham is unable to fully implement its investment strategy due to changes in regulations, counterparty matters, or other circumstances, as determined by the Advisor, the Advisor may manage all or a portion of the commodities asset class by investing, either directly or through the Subsidiary, in securities of certain investment companies, including exchange-traded funds ("ETFs"), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes ("ETNs") linked to the value of commodities. In addition, under such circumstances, the Advisor may also gain exposure to commodity markets, either directly or through the Subsidiary, through investment in commodity futures contracts, commodity forward contracts, commodity swaps, options on commodity futures and structured notes linked to the value of commodities, subject to the asset coverage requirements of the 1940 Act and any applicable regulatory licensing requirements.

Class A & C | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated April 29, 2013 to

Summary Prospectuses and Prospectuses, each dated April 22, 2013

From April 30, 2013 through June 1, 2013, paragraphs three and four under the "Commodities" section on page 5 of each Prospectus and page 2 of each Summary Prospectus are hereby deleted and replaced with the following:

The Advisor has engaged Gresham Investment Management LLC to serve as sub-investment advisor (a "Subadvisor") to the Fund to oversee the portfolio management of the commodities asset class.

In the event Gresham is unable to fully implement its investment strategy due to changes in regulations, counterparty matters, or other circumstances, as determined by the Advisor, the Advisor may manage all or a portion of the commodities asset class by investing, either directly or through the Subsidiary, in securities of certain investment companies, including exchange-traded funds ("ETFs"), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes ("ETNs") linked to the value of commodities. In addition, under such circumstances, the Advisor may also gain exposure to commodity markets, either directly or through the Subsidiary, through investment in commodity futures contracts, commodity forward contracts, commodity swaps, options on commodity futures and structured notes linked to the value of commodities, subject to the asset coverage requirements of the 1940 Act and any applicable regulatory licensing requirements.

Class I | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated April 29, 2013 to

Summary Prospectuses and Prospectuses, each dated April 22, 2013

From April 30, 2013 through June 1, 2013, paragraphs three and four under the "Commodities" section on page 5 of each Prospectus and page 2 of each Summary Prospectus are hereby deleted and replaced with the following:

The Advisor has engaged Gresham Investment Management LLC to serve as sub-investment advisor (a "Subadvisor") to the Fund to oversee the portfolio management of the commodities asset class.

In the event Gresham is unable to fully implement its investment strategy due to changes in regulations, counterparty matters, or other circumstances, as determined by the Advisor, the Advisor may manage all or a portion of the commodities asset class by investing, either directly or through the Subsidiary, in securities of certain investment companies, including exchange-traded funds ("ETFs"), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes ("ETNs") linked to the value of commodities. In addition, under such circumstances, the Advisor may also gain exposure to commodity markets, either directly or through the Subsidiary, through investment in commodity futures contracts, commodity forward contracts, commodity swaps, options on commodity futures and structured notes linked to the value of commodities, subject to the asset coverage requirements of the 1940 Act and any applicable regulatory licensing requirements.

Class R & Class Z | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated April 29, 2013 to

Summary Prospectuses and Prospectuses, each dated April 22, 2013

From April 30, 2013 through June 1, 2013, paragraphs three and four under the "Commodities" section on page 5 of each Prospectus and page 2 of each Summary Prospectus are hereby deleted and replaced with the following:

The Advisor has engaged Gresham Investment Management LLC to serve as sub-investment advisor (a "Subadvisor") to the Fund to oversee the portfolio management of the commodities asset class.

In the event Gresham is unable to fully implement its investment strategy due to changes in regulations, counterparty matters, or other circumstances, as determined by the Advisor, the Advisor may manage all or a portion of the commodities asset class by investing, either directly or through the Subsidiary, in securities of certain investment companies, including exchange-traded funds ("ETFs"), and other pooled investment vehicles that invest primarily in commodities or commodity-related instruments, and in exchange-traded notes ("ETNs") linked to the value of commodities. In addition, under such circumstances, the Advisor may also gain exposure to commodity markets, either directly or through the Subsidiary, through investment in commodity futures contracts, commodity forward contracts, commodity swaps, options on commodity futures and structured notes linked to the value of commodities, subject to the asset coverage requirements of the 1940 Act and any applicable regulatory licensing requirements.